Note 5 - Loans and Leases - Summary of Troubled Debt Restructurings (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Number of modifications	3
Recorded investment	$ 1,295
Allowance for loan and lease losses allocated	$ 342
Residential Portfolio Segment [Member]
Number of modifications		2
Recorded investment		$ 140
Allowance for loan and lease losses allocated
Commercial and Multi-Family Real Estate [Member]
Number of modifications	2
Recorded investment	$ 545
Allowance for loan and lease losses allocated
Commercial Portfolio Segment [Member]
Number of modifications	1
Recorded investment	$ 750
Allowance for loan and lease losses allocated	$ 342